Stockholders' Equity - Summary of Capital Stock (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Jan. 29, 2025	Dec. 31, 2024	Feb. 13, 2024	Jan. 29, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares	116,735,138				84,150,261	28,050,087
Total value	$ 9,325,356		$ 8,283,347
Class A
Disclosure of classes of share capital [line items]
Number of shares	62,141,441			28,050,491
Total value	$ 8,017,901
Class B
Disclosure of classes of share capital [line items]
Number of shares	5,200,000		5,200,000
Total value	$ 19,569
Class C
Disclosure of classes of share capital [line items]
Number of shares	49,393,697	343,348
Total value	$ 1,287,886